January 23, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Wilshire Mutual Funds
Post-Effective Amendment No. 51 under the
Securities Act of 1933 and Amendment No. 52 under the
Investment Company Act of 1940
File Nos. 033-50390 and 811-07076

To the Commission:

On behalf of Wilshire Mutual Funds (the “Fund”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 51 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 52 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act.  We intend for this Amendment to become effective on March 24, 2013.

If you have any questions or comments concerning this filing, please contact Renee Hardt at  (312) 609-7616 or me at (312) 609-7732.

Very truly yours,

/s/ Jennifer M. Goodman

Enclosures